Date of authorisation for issue	12 Months Ended
Mar. 31, 2026
Date Of Authorisation For Issue
Date of authorisation for issue

36.	Date of authorisation for issue

The consolidated financial statements of the Alps Group Inc for the financial year ended March 31, 2026 were authorised for issue in accordance with a resolution of the Board of Directors on August 6, 2026.